INVESTMENT IN BIG RIDGE GOLD CORP. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT IN BIG RIDGE GOLD CORP.
Investments, Balance, beginning of period	$ 1,406	$ 2,119
Equity loss	(526)	(149)
Completion of Stage 2 Earn-in	800	0
Disposal of investment	(1,680)
Dilution losses on Investment	0	(564)
Balance, Ending of period	$ 0	$ 1,406